Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

1.Significant Accounting Policies

(a)Basis of presentation and description of business: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of Tsakos Energy Navigation Limited (the “Holding Company”), and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). As at December 31, 2011, 2010 and 2009, the Holding Company consolidated two variable interest entities (“VIE”) for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in those entities. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both.

All intercompany balances and transactions have been eliminated upon consolidation.

Effective December 31, 2011, the Company adopted new guidance issued by the FASB for the presentation of Comprehensive income revising the manner in which entities present comprehensive income in their financial statements. The updated guidance eliminates the current option used by the Company to report other comprehensive income and its components in the statement of changes in equity. Instead, upon adoption, an entity can elect to present items of net income and other comprehensive income in one continuous statement-referred to as the statement of comprehensive income or in two separate, but consecutive statements. The updated guidance should be applied retrospectively, and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Early adoption is permitted. The updated guidance did not have any effect on the Company’s consolidated statement of financial position, results of operations or cash flows.

The Company owns and operates a fleet of crude and product oil carriers and one LNG carrier providing worldwide marine transportation services under long, medium or short-term charters.

(b)Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

(c)Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets in which the U.S. Dollar is utilized to transact most business. The accounting books of the Company are also maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are separately reflected in the accompanying Consolidated Statements of Income.

(d)Cash and Cash Equivalents: The Company classifies highly liquid investments such as time deposits and certificates of deposit with original maturities of three months or less as cash and cash equivalents. Minimum cash deposits required to be maintained with banks for loan and interest rate swap compliance purposes and deposits with certain banks that may only be used for the purpose of loan repayments are classified as Restricted cash.

(e)Trade Accounts Receivable, Net: Trade accounts receivable, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings and revenue earned but not yet billed, net of an allowance for doubtful accounts (nil as of December 31, 2011 and 2010). Revenue earned but not yet billed amounted to $11,402 and $9,774 as of December 31, 2011 and 2010, respectively. The Company’s management regularly reviews all outstanding invoices and provides allowances for receivables deemed uncollectible.

(f)Inventories: Inventories consist of bunkers, lubricants, victualling and stores and are stated at the lower of cost or market value. The cost is determined primarily by the first-in, first-out method.

(g)Fixed Assets: Fixed assets consist primarily of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels includes the contract price and pre-delivery costs incurred during the construction of new buildings, including capitalized interest, and expenses incurred upon acquisition of second-hand vessels. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise they are charged to expense as incurred. Expenditures for routine repairs and maintenance are expensed as incurred.

Depreciation is provided on the straight-line method based on the estimated remaining economic useful lives of the vessels, less an estimated residual value based on a scrap price. Economic useful lives are estimated at 25 years for crude and product oil carriers and 40 years for the LNG carrier from the date of original delivery from the shipyard.

(h)Impairment of Vessels: The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable, such as during severe disruptions in global economic and market conditions. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding future revenues net of commissions, operating expenses, scheduled dry-dockings, expected off-hire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. Should the carrying value of the vessel exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying amount over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

The review of the carrying amounts in connection with the estimated recoverable amount for certain of the Company’s vessels as of December 31, 2011, 2010 and 2009 indicated an impairment charge (Note 5).

(i)Reporting Assets held for sale: It is the Company’s policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. At December 31, 2011, the VLCC’s La Prudencia and La Madrina were classified as held for sale, and at December 31, 2010, the aframax vessel Opal Queen was classified as held for sale (Note 5).

 (j)Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for dry-docking and special survey costs whereby actual costs incurred are reported in Deferred Charges and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Costs relating to routine repairs and maintenance are expensed as incurred. The unamortized portion of special survey and dry-docking costs for a vessel that is sold is included as part of the carrying amount of the vessel in determining the gain on sale of the vessel.

(k)Loan Costs: Costs incurred for obtaining new loans or refinancing existing loans are capitalized and included in deferred charges and amortized over the term of the respective loan, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced as debt extinguishments is expensed in the period the repayment or extinguishment is made.

(l)Accounting for Revenue and Expenses: Voyage revenues are generated from freight billings and time charter hire. Time charter revenue, including bare-boat hire, is recorded over the term of the charter as the service is provided. Revenues from voyage charters on the spot market or under contract of affreightment are recognized ratably from when a vessel becomes available for loading (discharge of the previous charterer’s cargo) to when the next charterer’s cargo is discharged, provided an agreed non-cancelable charter between the Company and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Revenue under voyage charters will not be recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading. Revenues from variable hire arrangements are recognized to the extent the variable amounts earned beyond an agreed fixed minimum hire are determinable at the reporting date and all other revenue recognition criteria are met. Revenue from hire arrangements with an escalation clause is recognized on a straight-line basis over the lease term unless another systematic and rational basis is more representative of the time pattern in which the vessel is employed. Vessel voyage and operating expenses and charter hire expense are expensed when incurred. Unearned revenue represents cash received prior to the year end for which related service has not been provided, primarily relating to charter hire paid in advance to be earned over the applicable charter period. The operating revenues and voyage expenses of vessels operating under a tanker pool are pooled and are allocated to the pool participants on a time charter equivalent basis, according to an agreed formula Voyage revenues for 2011, 2010 and 2009, included revenues derived from significant charterers as follows (in percentages of total voyage revenues):

Charterer	2011	2010	2009
A	14%	16%	14%
B	10%	10%	10%

(m)Segment Reporting: The Company does not evaluate the operating results by type of vessel or by type of charter or by type of cargo. Although operating results may be identified by type of vessel, management, including the chief operating decision maker, reviews operating results primarily by revenue per day and operating results of the fleet. Thus the Company has determined that it operates in one reportable segment, the worldwide maritime transportation of crude and refined oil. In 2007, the Company acquired a liquefied natural gas (LNG) carrier. This is the only vessel of its kind that the Company currently operates and, as it does not meet the quantitative thresholds used to determine reportable segments, the LNG carrier segment is not a reportable segment. The Company’s vessels operate on many trade routes throughout the world and, therefore, the provision of geographic information is considered impracticable by management.

(n)Derivative Financial Instruments: The Company regularly enters into interest rate swap contracts to manage its exposure to fluctuations of interest rates associated with its specific borrowings. Also the Company enters bunker swap contracts to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. Interest rate and bunker price differentials paid or received under these swap agreements are recognized as part of Interest and finance costs, net. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company designates the derivative as a hedge of the variability of cash flow to be paid of a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in other comprehensive income until earnings are affected by the forecasted transaction. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes have occurred. Realized gains or losses on early termination of undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument. Realized gains or losses on early termination or de-designation of the designated derivative instruments are also classified in earnings in the period of termination or dedesignation of the respective derivative instrument unless variable-rate interest obligations are probable of occurring, in which case the balance in Accumulated other comprehensive loss related to the respective derivative is amortized into income over the remaining life of the original hedge.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges of the variable cash flows of a forecasted transaction to a specific forecasted transaction. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

(o)Fair Value Measurements: When assets or liabilities in the financial statements are to be measured at fair value, the Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (Note 15). The Company has elected not to report any existing financial assets or liabilities at fair value that are not already reported as such.

(p)Accounting for Leases: Leases of assets under which substantially all the risks and rewards of ownership are effectively retained by the lessor are classified as operating leases. Lease payments under an operating lease are recognized as an expense on a straight-line method over the lease term. The Company held no operating leases at December 31, 2011.

(q)Stock Based Compensation: The Company has a share based incentive plan that covers directors and officers of the Company and employees of the related companies discussed in Note 2. Awards granted are valued at fair value and compensation cost is recognized on a straight line basis, net of estimated forfeitures, over the requisite service period of each award. The fair value of restricted stock issued to crew members, directors and officers of the Company at the grant date is equal to the closing stock price on that date and is amortized over the applicable vesting period using the straight-line method. The fair value of restricted stock issued to non-employees is equal to the closing stock price at the grant date adjusted by the closing stock price at each reporting date and is amortized over the applicable performance period (Note 9).

(r)Marketable Securities: The Company has investments in marketable securities that have readily determinable fair values and are classified as available for sale. Such investments are measured subsequently at fair value in the statement of financial position. Unrealized holding gains and losses for available for sale securities are excluded from earnings and are reported in Accumulated other comprehensive income until realized.

(s)Recent Accounting Pronouncements: In December 2011, the FASB issued an Accounting Standards Update (ASU) No. 2011-11, “Balance sheet (Topic 210): Disclosures about offsetting Assets and Liabilities.” The objective of this Update is to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect, or potential effect, of netting arrangements on an entity’s financial position. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with current guidance about Balance Sheet offsetting (Section 210-20-45) or Derivatives and Hedging Presentation matters (Section 815-10-45) or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with the abovementioned current guidance. Those amendments are effective for fiscal years beginning on or after January 1, 2013, and for interim periods within those fiscal years. The Company does not expect the adoption of this guidance to have an effect on its consolidated statement of financial position, results of operations or cash flows.

In December 2011, the FASB issued the ASU No. 2011-12, “Comprehensive income (Topic 220): Presentation of comprehensive income”, to effectively defer only those changes in Update No 2011-05, early adopted by the Company as of December 31, 2011, that relate to the presentation of reclassification adjustments out of Accumulated Other Comprehensive Income.